Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax expense		¥ 1,973,147	¥ 2,801,733	[1],[2]	¥ 13,813,138	[1],[2]
Adjustments to reconcile profit before income tax expense to net cash provided by operating activities:
Depreciation		20,466,423	20,180,830	[2]	14,815,620	[2]
Provision for impairment loss on property, plant and equipment		989,778	1,046,195	[2]	1,063,735	[2]
Provision for impairment loss on goodwill		409,371	0	[2]	0	[2]
Provision for impairment loss on mining rights		135,085	0	[2]	0	[2]
Provision for impairment loss on land use rights		0	108,590	[2]	51,981	[2]
Provision for other non-current assets		8,432	5,008	[2]	0	[2]
Amortization of land use rights		344,068	341,125	[2]	225,707	[2]
Amortization of other non-current assets		105,623	113,878	[2]	121,388	[2]
Amortization of employee housing subsidies		653	653	[2]	866	[2]
Recognition of provision for loss allowance		40,967	27,682	[2]	89,498	[2]
Recognition/(reversal) of provision for inventory obsolescence		253,816	(263)	[2]	(256)	[2]
(Gain)/loss on fair value changes of financial assets/liabilities		(726,843)	(856,786)	[2]	12,986	[2]
Other investment loss/(income)		278,669	(1,742,081)	[2]	(1,070,034)	[2]
Net (gain)/loss on disposals of non-current assets		(47,005)	616,456	[2]	590,049	[2]
Unrealized exchange loss/(gain), net		103,888	(157,056)	[2]	195,055	[2]
Share of profits less losses of associates and joint ventures		(1,823,415)	(425,215)	[2]	(1,298,889)	[2]
Interest income		(234,604)	(198,906)	[2]	(147,063)	[2]
Interest expense		10,486,412	9,749,004	[2]	6,817,526	[2]
Others		(198,046)	171,611	[2]	(213,089)	[2]
Changes in working capital, net of effects of acquisitions
Inventories		(1,996,075)	714,045	[2]	(1,270,582)	[2]
Other receivables and assets		(150,782)	(199,023)	[2]	(20,810)	[2]
Accounts receivable		(3,273,058)	(6,201,149)	[2]	(838,272)	[2]
Contract assets		(11,058)
Restricted cash		(347,777)	9,670	[2]	(11,566)	[2]
Accounts payable and other liabilities		349,703	2,414,376	[2]	1,912,034	[2]
Contract liabilities		471,721
Taxes payable		2,565,786	2,543,863	[2]	1,279,505	[2]
Interest received		173,986	136,134	[2]	84,806	[2]
Income tax expense paid		(1,620,887)	(2,003,011)	[2]	(4,692,509)	[2]
Net cash provided by operating activities		28,727,978	29,197,363	[2]	31,510,824	[2]
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for the purchase of property, plant and equipment		(20,613,314)	(25,798,009)	[2]	(20,144,903)	[2]
Proceeds from disposal of property, plant and equipment, land use rights and other non-current assets		127,182	286,609	[2]	144,346	[2]
Prepayments of land use rights		(94,684)	(213,928)	[2]	(89,430)	[2]
Payment for the purchase of other non-current assets		30,107	(33,498)	[2]	(50,653)	[2]
Cash dividends received		618,592	1,419,380	[2]	1,057,642	[2]
Payment for investment in associates and joint ventures		(463,259)	(301,916)	[2]	(276,118)	[2]
Cash paid for acquiring available-for-sale financial assets	[2]		(5,600)		0
Cash paid for acquiring other equity instrument investments		(450)
Cash consideration paid for acquisition of subsidiaries, net of cash acquired		(674,845)	(10,817,107)	[2]	157,421	[2]
Cash received from disposal of a subsidiary, net of cash of the subsidiaries		0	530,437	[2]	0	[2]
Cash received from disposal of available-for-sale financial assets	[2]		2,186,758		1,474,301
Others		694,789	998,049	[2]	77,748	[2]
Net cash used in investing activities		(20,375,882)	(31,748,825)	[2]	(17,649,646)	[2]
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of short-term bonds		40,000,000	30,988,679	[2]	32,982,340	[2]
Repayments of short-term bonds		(39,500,000)	(47,000,000)	[2]	(25,000,000)	[2]
Proceeds from short-term loans		77,005,025	107,564,128	[2]	85,689,874	[2]
Repayments of short-term loans		(98,345,708)	(96,378,054)	[2]	(77,904,489)	[2]
Proceeds from long-term loans		48,859,376	32,706,327	[2]	15,978,023	[2]
Repayments of long-term loans		(34,269,623)	(17,390,982)	[2]	(20,702,421)	[2]
Issuance of long-term bonds		13,999,807	7,800,000	[2]	4,200,000	[2]
Repayments of long-term bonds		(4,000,000)	(3,300,000)	[2]	(11,500,000)	[2]
Interest paid		(10,987,871)	(10,080,102)	[2]	(7,344,781)	[2]
Net proceeds from the issuance of new shares		3,245,330	0	[2]	0	[2]
Net proceeds from the issuance of other equity instruments		5,000,000	4,999,950	[2]	0	[2]
Net capital injection from non-controlling interests of subsidiaries		725,683	838,084	[2]	285,620	[2]
Dividends paid to shareholders of the Company		(1,520,038)	(4,352,973)	[2]	(7,206,220)	[2]
Dividends paid to non-controlling interests of subsidiaries		(1,265,451)	(2,184,145)	[2]	(2,695,378)	[2]
Government grants		0	590,629	[2]	233,276	[2]
Payment for finance leasing		(637,026)	(695,019)	[2]	(571,485)	[2]
Others		(552,574)	(93,342)	[2]	(46,209)	[2]
Net cash (used in)/generated from financing activities		(2,243,070)	4,013,180	[2]	(13,601,850)	[2]
Effect of exchange rate fluctuations on cash held		26,266	10,171	[2]	72,923	[2]
NET INCREASE IN CASH AND CASH EQUIVALENTS		6,135,292	1,471,889	[2]	332,251	[2]
Cash and cash equivalents as at beginning of the year	[2]	9,282,390	7,810,501		7,478,250
CASH AND CASH EQUIVALENTS AS AT END OF THE YEAR		¥ 15,417,682	¥ 9,282,390	[2]	¥ 7,810,501	[2]

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).